INVENTORIES	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
INVENTORIES
Note 9: –      Inventories

	December 31,
	2018	2017
	U.S. Dollars in thousands

Finished products	$7,023	$5,168
Purchased products	4,813	2,695
Work in progress	4,792	6,159
Raw materials	12,688	7,048
	$29,316	$21,070

(1)	During the years 2018, 2017 and 2016, the Company recorded, as cost of revenues, an impairment of inventories of $61 thousands, $460 thousands and $544 thousands, respectively.